Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional 2010 Target Date Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dimensional 2010 Target Date Retirement Income Fund (the “2010 Target Date Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the 2010 Target Date Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. The 2010 Target Date Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 2010 Target Date Portfolio’s performance. Because the 2010 Target Date Portfolio is new, information about portfolio turnover rate is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The 2010 Target Date Portfolio is a new portfolio, so the “Other Expenses” and “Acquired Fund Fees and Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 2010 Target Date Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The 2010 Target Date Portfolio is designed for an investor currently in retirement. To achieve its investment objective, the 2010 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors that retired in or within a few years of 2010 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the 2010 Target Date Portfolio’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that becomes generally more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underling Funds) as it nears the final “landing point,” which is 15 years after the target date (i.e., 2025 in the case of the 2010 Target Date Portfolio) when the Portfolio reaches its final static asset allocation. The 2010 Target Date Portfolio is expected to reach a final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the 2010 Target Date Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement in the years beyond the retirement target date. When the 2010 Target Date Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the 2010 Target Date Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2016, the Portfolio has a target allocation of 15% to 35% to equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, including exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. treasury inflation-protected securities (“TIPS”). As of February 28, 2016, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. Information about the Underlying Funds in which the 2010 Target Date Portfolio may invest is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.”

The 2010 Target Date Portfolio and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge their interest rate exposure. Also, the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of a Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a Portfolio or any Underlying Fund will be achieved. When a Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, a Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer- specific events will cause the value of securities, and the Underlying Fund that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value oriented investment strategy may cause an Underlying Fund to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s).

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by an Underlying Fund may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by an Underlying Fund may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Underlying Fund’s value. If interest rates rise due to reasons other than inflation, an Underlying Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Underlying Fund at the time of such adjustments (which generally would be distributed by the Underlying Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Interest Rate Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in an Underlying Fund’s gross income, even though no cash attributable to such gross income has been received by the Underlying Fund. In such event, the Underlying Fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Underlying Fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Underlying Fund and additional capital gain distributions to the Portfolio. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Underlying Fund may cause amounts previously distributed to the Portfolio in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Portfolio’s ordinary income distributions to shareholders, and may cause some of the Portfolio’s distributed income to be classified as a return of capital.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Underlying Fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Portfolio and Underlying Funds and their service providers’ use of internet, technology and information systems may expose the Portfolio and Underlying Funds to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, among other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio, Underlying Funds and/or their service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available for the 2010 Target Date Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the 2010 Target Date Portfolio because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
1 YEAR	rr_ExpenseExampleYear01	$ 22
3 YEARS	rr_ExpenseExampleYear03	$ 68

[1]	The 2010 Target Date Portfolio is a new portfolio, so the "Other Expenses" and "Acquired Fund Fees and Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.